Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Classes Of Share Capital Text Block Abstract
Schedule of per share amounts disclosed reflect the retrospective application of the share consolidation
	Common shares #	Amount $
Issued and outstanding

Balance – December 31, 2019 (recast – note 2)	5,063,088	90,294

Issued for cash, net of issuance costs	1,561,178	43,515
Stock options exercised	16,209	482
DSUs redeemed	7,692	128
Warrants exercised	61,189	2,286

Balance – December 31, 2020 (recast – note 2)	6,709,356	136,705
Issued for cash, net of issuance costs	1,484,241	18,983
DSUs redeemed	14,586	331
Stock options exercised	8,350	217

Balance – December 31, 2021	8,216,533	156,236

Issued for cash, net of issuance costs	910,363	1,244
DSUs redeemed	10,050	64
Exercise of pre-funded warrants	423,276	562

Balance – December 31, 2022	9,560,222	158,106